Amerigo VI Portfolio
AMERIGO VI PORTFOLIO SUMMARY
Investment Objective:
The investment objective of the Amerigo VI Portfolio (the “Portfolio”) is long-term growth of capital without regard to current income.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Amerigo VI Portfolio
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses (Underlying Funds)	[1][2]	0.26%
Total Annual Fund Operating Expenses		1.96%
Fee waiver and Expense Reimbursements	[3]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver(1)	[1]	1.66%
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.40% of average daily net assets. Only the Portfolio's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not include any insurance contract and separate account fees and expenses; if the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Amerigo VI Portfolio	169	586

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Portfolio:

The Portfolio invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Portfolio’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Portfolio’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds used by the Portfolio in its allocations consist primarily of ETFs. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, fundamental research and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Although the Portfolio does not seek current income, it may invest up to 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit quality(including “junk bonds”), or Underlying Funds that invest in these securities, whenever CLS believes these investments offer a potential for capital appreciation. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Portfolio’s assets are invested to maintain risk levels similar to those of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000 Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Portfolio’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Portfolio’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Portfolio’s investments by increasing or decreasing the Portfolio’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Portfolio’s objective.

Principal Risks of the Portfolio:

Many factors affect the Portfolio’s performance. The Portfolio’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Portfolio and the Underlying Funds invest. The Portfolio is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Debt Securities Risk: When the Portfolio invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Portfolio to meet its investment objective is directly related to the allocation of the Portfolio’s assets. CLS may allocate the Portfolio’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Portfolio’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

Because the Portfolio has commenced investment operations only recently, no performance information is available for the Portfolio at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be sent to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Clermont VI Portfolio
CLERMONT VI PORTFOLIO SUMMARY
Investment Objective:
The investment objective of the Clermont VI Portfolio (the “Portfolio”) is a combination of current income and growth of capital.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Clermont VI Portfolio
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses (Underlying Funds)	[1][2]	0.24%
Total Annual Fund Operating Expenses		1.94%
Fee waiver and Expense Reimbursements	[3]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver(1)	[1]	1.64%
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.40% of average daily net assets. Only the Portfolio's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not include any insurance contract and separate account fees and expenses; if the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Clermont VI Portfolio	167	580

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Portfolio:

The Portfolio invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Portfolio’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Portfolio’s investment objective by using the following investment strategies:

• Investing in (i) Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies.

• Investing at least 20% of its total assets in long, medium, or short-term bonds and other fixed income securities of any credit qualities (including “junk bonds”), or Underlying Funds that invest in these securities, in order to maximize the Portfolio’s total return, or in individual securities that may provide current income. Total Return refers to the annual total return on an investment including appreciation and dividends or interest. Fixed income securities principally include U.S. and foreign government bonds, U.S. government agency bonds, corporate bonds, asset-backed securities and mortgage-backed securities.

The Portfolio’s assets are invested to maintain risk levels similar to approximately 55% of those of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000 Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Portfolio’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Portfolio’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Portfolio’s investments by increasing or decreasing the Portfolio’s investment in particular asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. Because of the varying levels of risk amongst equity and bond asset classes, the percent allocated to equities and bonds will vary depending on which asset classes are selected for the portfolio. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities, it considers both growth prospects and anticipated dividend income. CLS selects bond funds and bonds based on an analysis of credit qualities, maturities, and coupon or dividend rates, while seeking to take advantage of yield differentials between securities. CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Portfolio’s objective.

Principal Risks of the Portfolio:

Many factors affect the Portfolio’s performance. The Portfolio’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Portfolio and the Underlying Funds invest. The Portfolio is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Debt Securities Risk: When the Portfolio invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Management Risk: The ability of the Portfolio to meet its investment objective is directly related to the allocation of the Portfolio’s assets. CLS may allocate the Portfolio’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Portfolio’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

Because the Portfolio has commenced investment operations only recently, no performance information is available for the Portfolio at this time. In the future, performance information will be presented in this section. Also, shareholder reports containing financial and performance information will be sent to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Enhanced Income VI Portfolio
ENHANCED INCOME VI PORTFOLIO SUMMARY
Investment Objective:
The investment objective of the Enhanced Income IV Portfolio is total return, consisting of capital growth and income.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Enhanced Income VI Portfolio
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses (Underlying Funds)	[1][2]	0.42%
Total Annual Fund Operating Expenses	[1]	2.02%
Fee waiver and Expense Reimbursements	[3]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver(1)	[1]	1.72%
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.30% of average daily net assets. Only the Portfolio's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not include any insurance contract and separate account fees and expenses; if the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Enhanced Income VI Portfolio	175	605

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Portfolio:

The Portfolio invests primarily in exchange traded funds (“ETFs”), other open-end mutual funds, and closed-end funds. This group of investments is referred to as “Underlying Funds.” The Portfolio’s investment adviser, CLS Investments, LLC, seeks to achieve the Portfolio’s investment objective by using the following investment strategies:

• investing in a diversified portfolio of Underlying Funds. The Portfolio invests primarily in equity Underlying Funds based on U.S. companies, indices and sectors, but may invest in Underlying Funds linked to foreign indexes; as well as Underlying Funds linked to fixed income indexes.

• as a hedging technique, investing in ETFs that are inverse to the market (the value of the ETF goes up when the market or a certain sector goes down); and

• writing (selling) exchange traded covered call options with respect to all or a portion of portfolio to generate income as an enhancement to dividends and capital appreciation.

When the Portfolio sells a covered call option, the purchaser of the option has the right to buy a particular security, including an index-based ETF, at a predetermined price (exercise price) during the life of the option. The option is “covered” because the Portfolio owns the security at the time it sells the option. The income received by the Portfolio from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. The Portfolio generally intends to sell call options that are “out-of-the-money,” meaning that option exercise prices generally will be slightly higher than the current level of the index at the time the options are written. The options are typically written on equity, fixed income and commodity ETFs. If a call option becomes “in-the-money” prior to expiration, the portfolio manager determines whether the security should be allowed to be called away or the call option re-purchased and another “out-of-the-money” call option written based on the volatility of the underlying security and the time to expiration.

The Portfolio’s assets are invested to maintain risk levels similar to approximately 40% of a blended benchmark, which is a custom composite established by CLS, consisting of 80% of the Russell 3000® Index and 20% of the Morgan Stanley Capital International All-Country World Index (excluding the United States) (“MSCI ACWI (ex-US)”). The Russell 3000 Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is a market-capitalization-weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. CLS seeks to control risk within a given range by estimating the cumulative risk of the Portfolio’s investments and keeping it near that of the blended benchmark. CLS’s assessment of the risk of an asset is based primarily on its volatility, but CLS considers additional risk measures such as downside risk capture, which evaluates the Portfolio’s performance relative to its blended benchmark during down periods, and beta, which is a historic measure of a portfolio’s volatility versus the market.

CLS actively manages the Portfolio’s investments by increasing or decreasing the Portfolio’s investment in particular asset classes, sectors, regions and countries or using a hedging technique, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). CLS may sell an investment if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund offers a better opportunity to achieve the Portfolio’s objective. CLS may sell an inverse ETF when it believes that the opportunities for the hedged investment have improved.

Principal Risks of the Portfolio:

Many factors affect the Portfolio’s performance. The Portfolio’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Portfolio and the Underlying Funds invest. The Portfolio is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE PORTFOLIO.

Call Option Risk: When the Portfolio writes call options on its portfolio securities it limits its opportunity to profit and, consequently, the Portfolio could significantly underperform the market.

Debt Securities Risk: When the Portfolio invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Issuers of fixed-income securities may default on interest and principal payments. Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Foreign Securities Risk: Underlying Funds that are linked to foreign indexes may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies that comprise the foreign index generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities held by these Underlying Funds.

Inverse Risk: The Portfolio engages in hedging activities by investing in inverse ETFs. Inverse ETF’s may employ leverage, which magnifies the changes in the underlying stock index upon which they are based. Any strategy that includes inverse securities could cause the Portfolio to suffer significant losses.

Management Risk: The ability of the Portfolio to meet its investment objective is directly related to the allocation of the Portfolio’s assets. CLS may allocate the Portfolio’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Portfolio’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Portfolio’s return, unless the securities traded can be bought and sold without corresponding commission costs.

Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable to adverse business or economic developments than investments in larger, more established organizations.

Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, Portfolio performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.

Shelter VI Portfolio
SHELTER VI PORTFOLIO SUMMARY
Investment Objective:
The Portfolio’s primary investment objective is limiting the impact of large equity market declines.
The Portfolio’s secondary investment objective is growth of capital.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Shelter VI Portfolio
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses (Underlying Funds)	[1][2]	0.09%
Total Annual Fund Operating Expenses	[1]	1.79%
Fee waiver and Expense Reimbursements	[3]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver(1)	[1]	1.49%
[1]	These expenses are based on estimated amounts for the Portfolio's current fiscal year.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[3]	The fees shown above take into account CLS's advisory fee waiver agreement to limit total operating expenses at least through December 31, 2014, so that direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of Underlying Funds and extraordinary or non-recurring expenses) do not exceed 1.40% of average daily net assets. Only the Portfolio's Board of Trustees may elect to terminate the waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not include any insurance contract and separate account fees and expenses; if the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Shelter VI Portfolio	152	534

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Portfolio:

The Portfolio invests primarily in U.S. Treasury bills, individual equity securities, exchange traded funds (“ETFs”), open-end mutual funds and closed-end funds that each invest primarily in equity securities (common stock and securities convertible into common stock). This group of ETFs and funds is referred to as “Underlying Funds.” Equity securities, whether purchased directly or indirectly through Underlying Funds, are not restricted by issuer capitalization or country. The Portfolio’s investment adviser, CLS Investments, LLC (“CLS”), seeks to achieve the Portfolio’s investment objectives by using a variety of strategies. CLS will seek to “shelter” the Portfolio’s assets from large equity market declines by investing a portion of the Portfolio’s assets for protection in low volatility equity ETFs, low volatility individual equity securities and U.S. Treasury bills. As with any mutual fund, there is no guarantee that the Portfolio will achieve its goal. CLS will use the following principal investment strategies:

• Using a dynamic allocation model to determine what portion of the Portfolio’s assets should be invested for growth of capital and what portion of the Portfolio’s assets should be sheltered by investing for protection.

• Investing the protection portion of the Portfolio’s assets in low volatility equity securities, low volatility equity ETFs and U.S. Treasury bills in order to reduce the impact of large equity market declines.

• Investing the growth of capital portion of the Portfolio’s assets in (i) Underlying Funds that seek capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or (ii) individual securities that may provide capital appreciation. The Underlying Funds are selected based on the security selection methodology used by the Underlying Fund’s adviser, as well as CLS’s assessment of asset class trends, asset class fundamentals, diversification impact, and the cost and liquidity of the Underlying Fund. These investments may include smaller and medium capitalization companies. CLS actively manages the growth of capital portion of the Portfolio’s assets by increasing or decreasing the Portfolio’s investment in particular equity asset classes, sectors, regions and countries, or in a particular security, based on its assessment of the opportunities for return relative to the risk using fundamental and technical analysis. When selecting Underlying Funds for investment, CLS considers the Underlying Fund’s investment goals and strategies, the investment adviser and portfolio manager, and past performance (absolute, relative and risk-adjusted). When CLS selects individual equity securities for protection, it considers the volatility of the stock relative to the broader market seeking only to hold lower volatility stocks. CLS may hold individual equity securities as part of the growth of capital strategy as well without consideration of its volatility. CLS may sell an investment in the growth of capital portion of the Portfolio’s assets if it determines that the asset class, sector, region or country is no longer desirable or if CLS believes that another Underlying Fund or security within the category offers a better opportunity to achieve the Portfolio’s objective.

Allocation of Portfolio assets between growth of capital and the protection portion is influenced by the current market prices of the Portfolio’s investments. As prices decline, the Portfolio is more likely to invest in assets for protection. Likewise, as prices increase, the Portfolio is more likely to invest in assets for growth of capital.

CLS, using its dynamic allocation model process, will reduce the allocation of the Portfolio’s assets from the protection portfolio, and increase the allocation of Portfolio assets to the growth of capital portfolio if the portfolio’s value increases above specific sensitivity levels that shift the Portfolio’s strategy into protection and at least 31 days have passed since the assets were moved into protection. Further, CLS has discretion to move a portion of the Portfolio back in the equity market based on fundamental and technical factors. Fundamental factors include an analysis of price/earnings ratio, expected earnings growth and other measures tied to economic influences. Technical factors include an analysis of historical security price movements such as trend analysis, relative strength, volatility and other measures derived from past prices. CLS projects that the maximum risk level (as measured by return volatility) will be similar to a portfolio invested in a globally diversified equity portfolio composed of 60% large-cap U.S. stocks, 20% small- to mid-cap U.S. stocks and 20% international stocks. CLS may engage in frequent buying and selling of securities to achieve the Portfolio’s objectives.

Principal Risks of the Portfolio:

Many factors affect the Portfolio’s performance. The Portfolio’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Portfolio invests. The Portfolio is not federally insured or guaranteed by any government agency. YOU MAY LOSE MONEY BY INVESTING IN THE PORTFOLIO.

• Foreign Securities Risk: Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation. Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

• Management Risk: The ability of the Portfolio to meet its investment objective is directly related to the allocation of the Portfolio’s assets. The risk level of the Portfolio will vary significantly with moves between the growth of capital and protection portfolios. CLS may allocate the Portfolio’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected. The risk level of the Portfolio will vary significantly with moves between the growth and protection portfolios.

• Market Risk: Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Portfolio’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover which may reduce the Portfolio’s return, unless the securities traded can be bought and sold without corresponding commission costs.

• Smaller and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Underlying Funds Risk: You will indirectly pay fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include sector risk (increased risk from a focus on one or more sector of the market), as well as risks associated with fixed income securities, real estate investments, and commodities.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, Portfolio performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.advisoronefunds.com or by calling 1-866-811-0225.